Vanguard Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (45.4%)
Vanguard Total Stock Market Index Fund Investor Shares	226,761,028	18,063,784

International Stock Fund (30.6%)
Vanguard Total International Stock Index Fund Investor Shares	680,392,893	12,151,817

U.S. Bond Fund (17.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	623,639,257	6,866,268

International Bond Fund (6.8%)
Vanguard Total International Bond Index Fund Investor Shares	241,247,092	2,728,505
Total Investment Companies (Cost $26,535,989)		39,810,374
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $19)	194	19
Total Investments (100.1%) (Cost $26,536,008)		39,810,393
Other Assets and Liabilities-Net (-0.1%)		(58,871)
Net Assets (100%)		39,751,522

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2035 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	9,487	NA1	NA1	(1)	—	61	—	19
Vanguard Total
Bond Market II
Index Fund	6,178,454	730,017	2,444	—	(39,759)	42,044	—	6,866,268
Vanguard Total
International Bond
Index Fund	2,693,932	138,660	—	—	(104,087)	67,073	—	2,728,505
Vanguard Total
International Stock
Index Fund	11,251,819	171,029	151,258	(731)	880,958	133,675	—	12,151,817
Vanguard Total
Stock Market Index
Fund	17,027,238	107,680	491,420	33,398	1,386,888	93,267	—	18,063,784
Total	37,160,930	1,147,386	645,122	32,666	2,124,000	336,120	—	39,810,393
1 Not applicable—purchases and sales are for temporary cash investment purposes.